Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Depreciation Expenses Using Straight-Line Method

Since August 1, 2009, in order to reflect a more reasonable estimation on the useful lives of the property, plant and equipment, the Company computed depreciation expenses using the straight-line method at the following depreciation rates:

Classification	Prior to August 1, 2009	Years
Land use rights	50 years	50 years
Buildings	20 to 50 years	20 years
Machinery and equipment	4 to 12 years	4 years
Leasehold improvements	shorter of lease term or 7 years	shorter of lease term or 4 years
Furniture and fixtures	4 to 8 years	4 years
Automobiles	4 to 6 years	4 years
Tools and molds	4 to 6 years	2 years